Financing Arrangements	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Financing Arrangements	FINANCING ARRANGEMENTS
Long-Term Debt
The following table summarizes our long-term debt at December 31, 2020 and 2019:

Millions of dollars	2020	2019
Senior Note - 0.63%, maturing 2020	$—	$561
Senior Note - 4.85%, maturing 2021	300	300
Senior Note - 4.70%, maturing 2022	300	300
Senior Note - 3.70%, maturing 2023	250	250
Senior Note - 4.00%, maturing 2024	300	300
Senior Note - 3.70%, maturing 2025	350	350
Senior Note - 1.25%, maturing 2026(1)	606	556
Senior Note - 1.10%, maturing 2027(1)	727	667
Senior Note - 0.50%, maturing 2028(1)	607	—
Senior Note - 4.75%, maturing 2029	693	692
Senior Note - 5.15%, maturing 2043	249	249
Senior Note - 4.50%, maturing 2046	497	496
Senior Note - 4.60%, maturing 2050	493	—
Other, net	(15)	(22)
	$5,357	$4,699
Less current maturities	298	559
Total long-term debt	$5,059	$4,140
(1)Euro denominated debt reflects impact of currency
For outstanding notes issued by our wholly-owned subsidiaries the debt is fully and unconditionally guaranteed by the Company.
The following table summarizes the contractual maturities of our long-term debt, including current maturities, at December 31, 2020:

Millions of dollars
2021	$298
2022	297
2023	247
2024	297
2025	347
Thereafter	3,871
Long-term debt, including current maturities	$5,357
Debt Offering
On May 7, 2020, the Company completed its offering of $500 million in principal amount of 4.60% Senior Notes due 2050 in a public offering pursuant to a registration statement on Form S-3 (File No. 333-224381). The notes were issued under an indenture dated March 20, 2000, between the Company, as issuer, and U.S. Bank National Association (as successor to Citibank, N.A.), as trustee. The notes contain covenants that limit the Company's ability to incur certain liens or enter into certain sale and lease-back transactions. In addition, if we experience a specific kind of change of control, we are required to make an offer to purchase all of the notes at a purchase price of 101% of the principal amount thereof, plus accrued and unpaid interest. The Company used the net proceeds from the sale of the notes to repay a portion of the outstanding borrowings under the Company’s revolving credit facility, as amended and restated, dated as of August 6, 2019, among the Company, certain other borrowers, the lenders referred to therein, JPMorgan Chase Bank, N.A. as administrative agent and Citibank, N.A., as syndication agent.
On February 21, 2020, Whirlpool EMEA Finance S.à r.l., an indirect, wholly-owned finance subsidiary of Whirlpool Corporation, completed a bond offering consisting of €500 million (approximately $540 million at closing) in principal amount of 0.50% Senior Notes due in 2028 (the "Notes") in a public offering pursuant to a registration statement on Form S-3 (File No. 333-224381). The Notes were issued under an indenture, dated February 21, 2020, among Whirlpool EMEA Finance S.à r.l, as issuer, the Company, as parent guarantor, and U.S. Bank National Association, as trustee. Whirlpool Corporation has fully and unconditionally guaranteed the Notes on a senior unsecured basis. The Notes contain covenants that limit Whirlpool Corporation's ability to incur certain liens or enter into certain sale and lease-back transactions. In addition, if we experience a specific kind of change of control, we are required to make an offer to purchase all of the Notes at a purchase price of 101% of the principal amount thereof, plus accrued and unpaid interest. The Company used the net proceeds from the sale of the Notes to redeem Whirlpool Corporation's 0.625% Senior Notes due in 2020 (see Debt Repayment).
On February 26, 2019, the Company completed a bond offering consisting of $700 million in principal amount of 4.75% Senior Notes due in 2029. The notes were issued under an indenture, dated March 20, 2000, between the Company, as issuer, and U.S. Bank National Association (as successor to Citibank N.A.), as trustee. The notes contain covenants that limit Whirlpool Corporation's ability to incur certain liens or enter into certain sale-leaseback transactions. In addition, if we experience a specific kind of change of control, we are required to make an offer to purchase all of the notes at a purchase price of 101% of the principal amount thereof, plus accrued and unpaid interest. The notes are registered under the Securities Act of 1933, as amended, pursuant to our Registration Statement on Form S-3 (File No.333-224381). The Company used the net proceeds from the sale of the notes to repay the Whirlpool EMEA Finance Term Loan (see Debt Repayment).
Debt Repayment
On March 12, 2020, €500 million (approximately $566 million at repayment) of 0.625% senior notes matured and were repaid.
On August 9, 2019, we repaid $1.0 billion pursuant to our April 23, 2018 Term Loan Agreement with Citibank, N.A., as Administrative Agent, and certain other financial institutions, representing full repayment of amounts borrowed under the term loan. As previously disclosed, we agreed to repay this term loan amount with the net cash proceeds received from the sale of our Embraco business unit to Nidec Corporation, which closed on July 1, 2019.
On February 27, 2019, we repaid €600 million (approximately $673 million as of that date) pursuant to our June 5, 2018 Term Loan Agreement with Wells Fargo Bank, National Association, as Administrative Agent, and certain other financial institutions (the "Whirlpool EMEA Finance Term Loan"), representing full repayment of amounts borrowed under the Whirlpool EMEA Finance Term Loan.
On March 1, 2019, $250 million of 2.40% senior notes matured and were repaid. On April 26, 2018, $363 million of 4.50% senior notes matured and were repaid.
Credit Facilities
On April 27, 2020, Whirlpool Corporation entered into a revolving 364-Day Credit Agreement (the “364-Day Facility”) by and among the Company, the lenders referred to therein, and Citibank, N.A. as Administrative Agent. The 364-Day Facility provides aggregate borrowing capacity of $500 million, and has a termination date of April 26, 2021. The interest and fee rates payable with respect to the 364-Day Facility based on the Company’s current debt rating are as follows: (1) the Eurodollar Margin is 1.625%; (2) the spread over prime is 0.625%; and (3) the unused commitment fee is 0.400%. The 364-Day Facility contains customary covenants and warranties which are consistent with the Company’s $3.5 billion revolving credit facility, including, among other things, a debt to capitalization ratio of less than or equal to 0.65 as of the last day of each fiscal quarter, and a rolling twelve month interest coverage ratio required to be greater than or equal to 3.0 for each fiscal quarter. In addition, the covenants limit the Company’s ability to (or to permit any subsidiaries to), subject to various exceptions and limitations: (i) merge with other companies; (ii) create liens on its property; and (iii) incur debt at the subsidiary level.
On August 6, 2019, Whirlpool Corporation entered into a Fourth Amended and Restated Long-Term Credit Agreement (the "Amended Long-Term Facility") by and among the Company, certain other borrowers, the lenders referred to therein, JPMorgan Chase Bank, N.A. as Administrative Agent, and Citibank, N.A., as Syndication Agent. The Amended Long-Term Facility provides aggregate borrowing capacity of $3.5 billion, an increase of $500 million from the Company's prior amended and restated credit agreement. The Amended Long-Term Facility has a maturity date of August 6, 2024, unless earlier terminated.
The interest and fee rates payable with respect to the Amended Long-Term Facility based on our current debt rating are as follows: (1) the spread over EURIBOR is 1.125%; (2) the spread over prime is 0.125%; and (3) the ticking fee is 0.100%. The Amended Long-Term Facility contains customary covenants and warranties including, among other things, a debt to capitalization ratio of less than or equal to 0.65 as of the last day of each fiscal quarter, and a rolling twelve month interest coverage ratio required to be greater than or equal to 3.0 for each fiscal quarter. In addition, the covenants limit our ability to (or to permit any subsidiaries to), subject to various exceptions and limitations: (i) merge with other companies; (ii) create liens on our property; (iii) incur debt at the subsidiary level.
In addition to the committed $3.5 billion Amended Long-Term Facility and the $500 million 364-day Credit Agreement, we have committed credit facilities in Brazil and India. The committed credit facilities in Brazil provide borrowings up to 1.0 billion Brazilian reais (approximately $192 million at December 31, 2020), maturing through 2022. On August 5, 2019 we terminated a €250 million European revolving credit facility that we entered into in July 2015. The termination of this facility did not have a material impact on our Consolidated Financial Statements.
We had no borrowings outstanding under the committed credit facilities at December 31, 2020 and 2019, respectively.
Facility Borrowings
On March 13, 2020, we initiated a borrowing of approximately $2.2 billion under the Amended Long-Term Facility, for which a portion of the proceeds from the borrowing were used to fund commercial paper repayment. We repaid $500 million of this Amended Long-Term Facility borrowing with the proceeds from our May 2020 Notes offering. We repaid an additional $500 million of this Amended Long-Term Facility borrowing by drawing on the full amount of the 364-Day Facility. As of December 31, 2020, all credit facility borrowings have been repaid.
Notes Payable
Notes payable, which consist of short-term borrowings payable to banks or commercial paper, are generally used to fund working capital requirements. The fair value of our notes payable approximates the carrying amount due to the short maturity of these obligations.
Included in short-term borrowing at December 31, 2019 was $274 million of commercial paper that was repaid in early 2020.
Included in short-term borrowings at December 31, 2018 were the proceeds of the $1.0 billion term loan, which were used to fund accelerated share repurchases through a modified Dutch auction tender offer in the second quarter of 2018. During the third quarter of 2019 we repaid the term loan with the proceeds from the sale of Embraco.
The following table summarizes the carrying value of notes payable at December 31, 2020 and 2019, respectively.

Millions of dollars	2020	2019
Commercial paper	$—	$274
Short-term borrowings to banks	12	20
Total notes payable	$12	$294
See Financial Condition and Liquidity in the Management's Discussion and Analysis section for additional information on notes payable.